Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest Expense [Abstract]
Cash and payment-in-kind interest on debt facilities	$ 0	$ (30)	$ 0	$ (41)	$ (24)
Interest on SFL leases	(7)	0	(22)	0	(55)
Unwinding of debt premium	0	0	0	1	0
Interest expense	$ (7)	$ (30)	$ (22)	$ (40)	$ (79)